Description of the Business - Business Combination (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of public shares exercised the right to redemption	2 days
Redemption price per public share	$ 10.00
Redemption value of public shares	$ 271.3
Number of business days considered in the calculation of redemption price of public shares	2 days
Amounts held in Trust account	$ 16.2
Unsecured Convertible Notes, Due 2026 [Member]
Aggregate principal amount	$ 150.0
Class A common stock
Common stock, par value	$ 0.0001	$ 0.0001
Number of common shares issued	27,133,519
Common stock, shares issued	116,175,000	1,540,000
Common stock shares outstanding	116,175,000	1,540,000
Class A common stock | Business Combination Aggrement [Member]
Common stock, par value	$ 0.0001
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	12,397,000	10,439,000
Common stock shares outstanding	12,397,000	10,439,000
Class C common stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	6,478,000	0
Common stock shares outstanding	6,478,000	0
Common Class F [Member] | Business Combination Aggrement [Member]
Common stock, par value	$ 0.0001
BuzzFeed, Inc. [Member]
Common stock, par value	$ 11.50
Percentage of voting interests held	97.00%
BuzzFeed, Inc. [Member] | Business Combination Aggrement [Member]
Common stock, par value	$ 0.0001
Number of shares issued in exchange fore each share	0.306
BuzzFeed, Inc. [Member] | Class A common stock
Number of shares issued in acquisition	10,000,000
Common stock, shares issued	110,789,875
Common stock shares outstanding	110,789,875
BuzzFeed, Inc. [Member] | Class A common stock | Business Combination Aggrement [Member]
Common stock, par value	$ 0.0001
Number of shares issued in exchange fore each share	0.306
Number of shares issuable per warrant	30,880,000
Number of common shares issued	30,880,000
BuzzFeed, Inc. [Member] | Class B Common Stock
Common stock, shares issued	15,872,459
Common stock shares outstanding	15,872,459
BuzzFeed, Inc. [Member] | Class B Common Stock | Business Combination Aggrement [Member]
Number of shares issued in exchange fore each share	0.306
BuzzFeed, Inc. [Member] | Class C common stock
Common stock, shares issued	6,478,031
Common stock shares outstanding	6,478,031
BuzzFeed, Inc. [Member] | Class C common stock | Business Combination Aggrement [Member]
Number of shares issued in exchange fore each share	0.306